Property and equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Amortization and depreciation expense	$ 1,300	$ 1,600